TCW FUNDS, INC.

TCW New America Premier Equities Fund (the “Fund”)

(Class I: TGUSX; Class N: TGUNX)

Supplement dated October 31, 2023 to the Prospectus and

the Summary Prospectus

each dated March 1, 2023, as supplemented

For current and prospective investors in the Fund:

Effective November 1, 2023, Eli Horton will be added as a portfolio manager for the Fund.

Therefore, effective November 1, 2023, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, and Mr. Shaposhnik has final approval authority for investment decisions.

Name	Experience with the Fund	Primary Title with Investment Adviser

Joseph R. Shaposhnik	7 Years (Since inception of the Fund)	Managing Director

Eli Horton	Since November 2023	Managing Director

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on page 111 of the Prospectus.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW New America Premier Equities Fund (the “Fund”)

(Class I: TGUSX; Class N: TGUNX)

Supplement dated October 31, 2023 to the Statement of Additional Information

dated March 1, 2023, as supplemented (the “SAI”)

For current and prospective investors in the Fund:

Effective November 1, 2023, Eli Horton will be added as a portfolio manager for the Fund.

Therefore, effective November 1, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 59 of the SAI is deleted in its entirety and replaced with the following:

TCW New America Premier Equities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Joseph R. Shaposhnik							X
Eli Horton[1]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph R. Shaposhnik	0	$0	2	$36	5	$403	0	$0	0	$0	0	$0
Eli Horton[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Information for Mr. Horton is provided as of October 27, 2023.

Please retain this Supplement for future reference.